UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

Knowledge Leaders Developed World ETF

Semi-Annual Report

October 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2019 (Unaudited)

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.knowledgeleadersfunds.com/kldw/. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is non-diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on the Fund’s performance. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the Fund’s underlying Index.

Distributor: Foreside Fund Services, LLC

i

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS	October 31, 2019 (Unaudited)
Number of Shares		Value
COMMON STOCKS — 99.6%
	AUSTRALIA — 3.3%
61,464	ALS Ltd.	$341,729
15,366	Altium Ltd.	340,671
101,088	Boral Ltd.	350,312
38,922	Carsales.Com Ltd.	416,710
39,156	Computershare Ltd.	427,308
4,290	CSL Ltd.	756,721
128,856	Harvey Norman Holdings Ltd.	363,091
25,116	IDP Education Ltd.	308,006
70,200	Link Administration Holdings Ltd.	270,840
30,888	Mineral Resources Ltd.	304,308
24,258	Woolworths Group Ltd.	623,713
		4,503,409
	BELGIUM — 0.6%
11,544	Proximus SADP	354,561
4,602	Solvay S.A.	500,587
		855,148
	CANADA — 2.6%
19,110	CAE, Inc.	480,240
4,836	Descartes Systems Group, Inc.*	188,568
3,432	FirstService Corp.	300,181
6,162	George Weston Ltd.	494,376
7,800	Loblaw Cos. Ltd.	416,839
9,828	Methanex Corp.	373,200
13,338	Open Text Corp.	540,075
8,034	Ritchie Bros Auctioneers, Inc.	331,238
11,934	Suncor Energy, Inc.	355,564
		3,480,281
	DENMARK — 1.4%
4,602	Chr. Hansen Holding A/S	353,418
4,056	Coloplast A/S - Class B	488,978
12,948	Demant A/S*	341,897
7,800	GN Store Nord A/S	342,960
9,984	H. Lundbeck A/S	340,723
		1,867,976
	FINLAND — 0.9%
11,622	Metso OYJ	439,291
9,516	Orion Oyj - Class B	421,901
31,512	Stora Enso OYJ - Class R	408,693
		1,269,885
	FRANCE — 3.4%
4,032	Air Liquide S.A.	535,748
10,764	Cie de Saint-Gobain S.A.	437,963
3,744	Cie Generale des Etablissements Michelin	455,710
Number of Shares		Value
COMMON STOCKS (Continued)
	FRANCE (Continued)
3,900	Dassault Systemes	$591,958
2,964	EssilorLuxottica S.A.	452,369
780	Kering	443,980
8,190	Legrand S.A.	639,420
3,120	Pernod Ricard S.A.	576,077
4,992	Sanofi	460,138
		4,593,363
	GERMANY — 3.9%
7,254	BASF SE	552,181
3,432	Continental AG	459,010
5,460	Fresenius Medical Care AG & Co. KGaA	395,213
6,084	HeidelbergCement AG	452,191
4,446	Merck KGaA	530,243
12,792	Nemetschek S.E.	650,776
5,070	Puma S.E.	381,521
468	Rational AG	356,350
4,602	Siemens AG	530,776
4,602	Symrise AG	442,981
10,140	United Internet AG	305,556
1,950	Wirecard AG	247,030
		5,303,828
	IRELAND — 0.8%
3,666	Flutter Entertainment PLC	377,512
20,748	Glanbia PLC	231,244
8,190	Kingspan Group PLC (Dublin)	424,513
		1,033,269
	ITALY — 1.6%
44,772	Davide Campari-Milano S.p.A.	410,338
1,560	Ferrari N.V.	249,663
13,962	Interpump Group S.p.A.	382,564
10,608	Moncler S.p.A.	408,775
19,110	Salvatore Ferragamo S.p.A.	357,111
34,320	Tenaris S.A.	346,670
		2,155,121
	JAPAN — 36.1%‡
7,800	ABC-Mart, Inc.	535,368
46,800	Amada Holdings Co., Ltd.	538,110
15,600	Asahi Intecc Co., Ltd.	431,469
15,600	Asics Corp.	269,560
7,800	Bandai Namco Holdings, Inc.	481,110
15,600	Benesse Holdings, Inc.	419,492
31,200	Brother Industries Ltd.	593,090

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2019 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	JAPAN (Continued)
15,600	Calbee, Inc.	$522,381
23,400	Canon, Inc.	641,143
15,600	Capcom Co., Ltd.	370,429
31,200	Casio Computer Co., Ltd.	509,394
15,600	Coca-Cola Bottlers Japan Holdings, Inc.	355,998
7,800	CyberAgent, Inc.	254,697
54,600	Daicel Corp.	492,943
7,800	Denso Corp.	365,234
15,600	Ebara Corp.	467,545
15,600	en-japan, Inc.	668,128
7,800	Ezaki Glico Co., Ltd.	362,925
15,600	Fancl Corp.	443,735
15,600	Fuji Electric Co., Ltd.	500,735
31,200	Fuji Media Holdings, Inc.	424,254
7,800	FUJIFILM Holdings Corp.	344,887
7,800	Fujitsu Ltd.	694,175
15,600	Hamamatsu Photonics K.K.	610,407
7,800	Harmonic Drive Systems, Inc.	365,090
7,800	Hisamitsu Pharmaceutical Co., Inc.	365,811
15,600	Hitachi Chemical Co., Ltd.	517,330
15,600	Hitachi Construction Machinery Co., Ltd.	407,515
7,800	Hitachi High-Technologies Corp.	487,748
7,800	Horiba Ltd.	532,482
7,800	Hoshizaki Corp.	666,685
15,600	Infomart Corp.	236,659
15,600	Japan Airlines Co., Ltd.	486,882
7,800	Japan Airport Terminal Co., Ltd.	388,900
15,600	Justsystems Corp.	645,040
15,600	Kakaku.com, Inc.	364,079
15,600	Kaneka Corp.	524,546
15,600	Kansai Paint Co., Ltd.	378,798
7,800	Kao Corp.	630,898
7,800	Kobayashi Pharmaceutical Co., Ltd.	627,002
23,400	Komatsu Ltd.	553,911
7,800	Konami Holdings Corp.	344,165
54,600	Konica Minolta, Inc.	403,547
46,800	K’s Holdings Corp.	536,379
7,800	Kyocera Corp.	515,310
23,400	Kyowa Kirin Co., Ltd.	432,047
7,800	LINE Corp.*	287,887
15,600	Lion Corp.	328,148
Number of Shares		Value
COMMON STOCKS (Continued)
	JAPAN (Continued)
15,600	M3, Inc.	$375,768
15,600	Mani, Inc.	414,586
15,600	Matsumotokiyoshi Holdings Co., Ltd.	551,963
15,600	MISUMI Group, Inc.	395,971
70,200	Mitsubishi Chemical Holdings Corp.	539,366
7,800	MonotaRO Co., Ltd.	238,463
7,800	Morinaga & Co., Ltd.	386,014
15,600	Nabtesco Corp.	505,065
23,400	Nexon Co., Ltd.*	271,653
23,400	NGK Spark Plug Co., Ltd.	479,883
7,800	Nihon Kohden Corp.	234,133
15,600	Nihon M&A Center, Inc.	477,647
7,800	Nippon Telegraph & Telephone Corp.	387,890
31,200	Nippon Television Holdings, Inc.	410,690
7,800	Nissan Chemical Corp.	323,241
7,800	Nitto Denko Corp.	435,799
23,400	Nomura Research Institute Ltd.	500,230
62,400	NSK Ltd.	586,452
78,000	Oji Holdings Corp.	407,659
7,800	OKUMA Corp.	471,875
23,400	Olympus Corp.	320,355
31,200	Ono Pharmaceutical Co., Ltd.	590,781
7,800	OSG Corp.	168,619
31,200	Pan Pacific International Holdings Corp.	492,654
15,600	Park24 Co., Ltd.	369,274
7,800	Pigeon Corp.	383,849
15,600	Pola Orbis Holdings, Inc.	355,277
15,600	Recruit Holdings Co., Ltd.	521,082
15,600	Rohto Pharmaceutical Co., Ltd.	472,596
15,600	Sanrio Co., Ltd.	314,727
39,000	Sanwa Holdings Corp.	459,969
23,400	Sapporo Holdings Ltd.	590,276
7,800	Sawai Pharmaceutical Co., Ltd.	440,849
7,800	SCREEN Holdings Co., Ltd.	547,634
7,800	SCSK Corp.	399,723
23,400	Sega Sammy Holdings, Inc.	330,745
31,200	Seiko Epson Corp.	443,880
15,600	Seria Co., Ltd.	393,373
15,600	Shimadzu Corp.	421,080
7,800	Showa Denko KK	221,868
31,200	Skylark Holdings Co., Ltd.	567,115
15,600	Sosei Group Corp.*	367,254

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2019 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	JAPAN (Continued)
7,800	Sugi Holdings Co., Ltd.	$435,077
109,200	Sumitomo Chemical Co., Ltd.	504,054
46,800	Sumitomo Rubber Industries Ltd.	624,693
15,600	Suntory Beverage & Food Ltd.	666,685
7,800	Suzuki Motor Corp.	370,645
31,200	Takara Holdings, Inc.	311,408
15,600	THK Co., Ltd.	455,280
15,600	Toho Co., Ltd.	630,609
7,800	Toho Gas Co., Ltd.	304,843
15,600	TOTO Ltd.	642,875
15,600	Toyo Suisan Kaisha Ltd.	658,027
7,800	Trend Micro, Inc.	396,836
15,600	Tsumura & Co.	432,624
7,800	Workman Co., Ltd.	555,571
7,800	Yaskawa Electric Corp.	301,596
23,400	Yokogawa Electric Corp.	432,263
109,200	Z Holdings Corp.	337,383
15,600	Zensho Holdings Co., Ltd.	330,889
31,200	Zeon Corp.	358,740
15,600	ZOZO Inc.	365,234
		49,006,728
	NETHERLANDS — 1.5%
3,120	ASML Holding N.V.	817,995
4,758	Koninklijke DSM N.V.	564,003
9,360	Wolters Kluwer N.V.	689,413
		2,071,411
	NEW ZEALAND — 0.3%
27,456	a2 Milk Co., Ltd.*	228,898
77,064	Spark New Zealand Ltd.	221,407
		450,305
	NORWAY — 0.3%
7,020	Salmar A.S.A.	327,634
	SINGAPORE — 0.3%
95,628	SATS Ltd.	354,842
	SPAIN — 0.9%
10,452	Almirall S.A.	196,134
7,956	Amadeus IT Group S.A. - Class A	588,842
14,040	Industria de Diseno Textil S.A.	437,801
		1,222,777
	SWEDEN — 4.0%
11,856	AddTech A.B.	330,417
16,068	Atlas Copco AB - Class A	568,884
43,836	Dometic Group A.B.	407,042
Number of Shares		Value
COMMON STOCKS (Continued)
	SWEDEN (Continued)
23,712	Elekta AB - Class B	$331,032
29,952	Epiroc A.B. - Class A	337,626
26,286	Getinge A.B. - B Shares	449,364
18,096	Hennes & Mauritz AB - B Shares	378,945
50,700	Husqvarna AB - Class B	388,684
29,718	Sandvik AB	525,462
26,754	SKF AB - Class B	484,717
18,252	Swedish Orphan Biovitrum A.B.*	289,666
32,292	Tele2 A.B. - B Shares	462,712
32,058	Trelleborg AB - Class B	518,922
		5,473,473
	SWITZERLAND — 2.8%
5,772	Cie Financiere Richemont S.A.	453,922
1,404	Geberit AG	712,280
7,956	LafargeHolcim Ltd.	410,237
6,942	Novartis AG	605,662
1,638	Roche Holding AG	492,686
234	SGS S.A.	608,981
2,028	Sonova Holding AG	464,482
		3,748,250
	UNITED KINGDOM — 5.9%
82,134	B&M European Value Retail S.A.	393,560
13,494	Burberry Group PLC	356,908
11,388	Coca-Cola HBC A.G.	346,298
145,236	ConvaTec Group PLC	370,514
7,176	Croda International PLC	447,201
91,650	DS Smith PLC	424,096
31,512	IMI PLC	408,988
44,226	JD Sports Fashion PLC	439,743
39,702	Just Eat PLC*	377,602
74,256	Merlin Entertainments PLC	436,716
4,446	Reckitt Benckiser Group PLC	343,116
5,772	Renishaw PLC	282,924
53,898	Sage Group PLC	502,017
20,436	Smith & Nephew PLC	436,990
27,456	Smiths Group PLC	573,245
4,914	Spirax-Sarco Engineering PLC	503,928
11,232	Unilever PLC	671,843
19,344	Weir Group PLC	337,044
7,488	Whitbread PLC	393,489
		8,046,222

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2019 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	UNITED STATES — 29.0%‡
5,928	Activision Blizzard, Inc.	$332,146
2,418	Adobe, Inc.*	672,035
1,872	Advance Auto Parts, Inc.	304,163
6,240	Agilent Technologies, Inc.	472,680
3,120	Alexion Pharmaceuticals, Inc.*	328,848
624	Align Technology, Inc.*	157,429
2,106	Allergan PLC	370,888
156	Amazon.com, Inc.*	277,159
7,254	Amdocs Ltd.	472,961
1,716	Amgen, Inc.	365,937
4,602	Amphenol Corp. - Class A	461,719
4,368	Analog Devices, Inc.	465,760
2,184	Apple, Inc.	543,292
3,042	Autodesk, Inc.*	448,269
1,716	Becton, Dickinson and Co.	439,296
234	Booking Holdings, Inc.*	479,412
6,318	Bristol-Myers Squibb Co.	362,464
4,290	Broadridge Financial Solutions, Inc.	537,194
6,630	Brown-Forman Corp. - Class B	434,398
1,404	Burlington Stores, Inc.*	269,807
7,332	CBRE Group, Inc. - Class A*	392,629
4,758	Celanese Corp. - Class A	576,432
3,822	Celgene Corp.*	412,891
3,432	Check Point Software Technologies Ltd.*	385,791
2,028	Cintas Corp.	544,863
10,218	Cisco Systems, Inc.	485,457
1,326	Cooper Cos, Inc.	385,866
9,516	Corteva, Inc.	251,032
2,028	Cummins, Inc.	349,789
4,134	Danaher Corp.	569,748
6,396	DENTSPLY SIRONA, Inc.	350,373
3,042	Dollar General Corp.	487,754
3,354	Dollar Tree, Inc.*	370,282
3,588	Dover Corp.	372,757
4,524	Eaton Corp. PLC	394,086
8,424	eBay, Inc.	296,946
2,106	Edwards Lifesciences Corp.*	502,028
2,808	Electronic Arts, Inc.*	270,691
3,120	Eli Lilly & Co.	355,524
6,786	Emerson Electric Co.	476,038
3,666	Equifax, Inc.	501,179
Number of Shares		Value
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,950	Estee Lauder Cos., Inc. - Class A	$363,226
3,042	Expedia Group, Inc.	415,720
2,964	F5 Networks, Inc.*	427,053
2,262	Facebook, Inc. - Class A*	433,512
11,388	Fastenal Co.	409,285
5,928	Gilead Sciences, Inc.	377,673
3,354	Hasbro, Inc.	326,378
7,254	Henry Schein, Inc.*	453,992
2,652	Honeywell International, Inc.	458,080
9,594	Hormel Foods Corp.	392,299
1,170	Illumina, Inc.*	345,758
4,056	Ingersoll-Rand PLC	514,666
7,020	Intel Corp.	396,841
2,730	International Flavors & Fragrances, Inc.	333,087
2,574	Intuit, Inc.	662,805
4,992	Ionis Pharmaceuticals, Inc.*	278,154
16,692	Juniper Networks, Inc.	414,295
2,028	Lam Research Corp.	549,669
11,232	LKQ Corp.*	381,776
3,354	Lowe’s Cos., Inc.	374,340
5,460	Molson Coors Brewing Co. - Class B	287,851
5,850	Monster Beverage Corp.*	328,360
2,028	NVIDIA Corp.	407,669
6,864	Oracle Corp.	374,019
1,872	Palo Alto Networks, Inc.*	425,674
3,120	Parker-Hannifin Corp.	572,489
5,070	PayPal Holdings, Inc.*	527,787
3,744	PPG Industries, Inc.	468,449
4,212	Qorvo, Inc.*	340,582
4,524	QUALCOMM, Inc.	363,911
2,652	Rockwell Automation, Inc.	456,117
5,148	Seagate Technology PLC	298,738
8,034	SEI Investments Co.	481,397
2,262	Snap-on, Inc.	367,959
5,616	Southwest Airlines Co.	315,226
3,198	Splunk, Inc.*	383,632
2,418	Stanley Black & Decker, Inc.	365,916
2,886	Stryker Corp.	624,155
4,446	Synopsys, Inc.*	603,544
2,184	Take-Two Interactive Software, Inc.*	262,844
9,672	Textron, Inc.	445,782

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2019 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,872	Thermo Fisher Scientific, Inc.	$565,306
4,524	Tractor Supply Co.	429,870
5,694	UGI Corp.	271,433
1,248	Ulta Beauty, Inc.*	290,971
1,092	Universal Display Corp.	218,597
3,354	Varian Medical Systems, Inc.*	405,197
2,106	VMware, Inc. - Class A	333,317
780	W.W. Grainger, Inc.	240,895
5,070	Walgreens Boots Alliance, Inc.	277,735
4,212	Western Digital Corp.	217,550
2,184	Workday, Inc. - Class A*	354,157
3,822	Xilinx, Inc.	346,808
7,020	Xylem, Inc.	538,364
2,886	Zimmer Biomet Holdings, Inc.	398,932
3,900	Zoetis, Inc.	498,888
		39,326,743
	Total Common Stocks (Cost $122,670,261)	135,090,665
Number of Shares		Value
SHORT-TERM INVESTMENTS — 0.1%
134,193	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 1.69%#	$134,193
	Total Short-Term Investments (Cost $134,193)	134,193
	TOTAL INVESTMENTS — 99.7% (Cost $122,804,454)	135,224,858
	Other Assets in Excess of Liabilities — 0.3%	444,835
	TOTAL NET ASSETS — 100.0%	$135,669,693

*   Non-income producing security.

‡    Please see Note 6 for more information about geographic investment and other risks.

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SUMMARY OF INVESTMENTS	October 31, 2019 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	21.4%
Information Technology	19.7%
Consumer Discretionary	15.7%
Health Care	15.6%
Consumer Staples	10.9%
Materials	9.2%
Communication Services	5.3%
Energy	0.5%
Real Estate	0.5%
Utilities	0.4%
Financials	0.4%
Total Common Stocks	99.6%
Short-Term Investments	0.1%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	October 31, 2019 (Unaudited)
Knowledge Leaders Developed World ETF
Assets:
Investments, at value (Cost $122,804,454)	$135,224,858
Foreign currency, at value (Cost $6,341)	6,359
Reclaims receivable	88,156
Dividends and interest receivable	434,687
Total Assets	135,754,060

Liabilities:
Advisory fee payable	84,367
Total Liabilities	84,367

Net Assets	$135,669,693

Net Assets Consist of:
Paid-in Capital	$127,221,627
Total distributable earnings (loss)	8,448,066
Net Assets	$135,669,693

Net Assets	$135,669,693
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,900,001
Net Asset Value, Offering and Redemption Price Per Share	$34.79

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Six Months Ended October 31, 2019 (Unaudited)
Knowledge Leaders Developed World ETF
Investment Income:
Dividend income (net of foreign withholding tax of $108,781)	$1,212,136
Interest	5
Total Investment Income	1,212,141

Expenses:
Advisory fees	488,483
Interest expense	2,851
Total Expenses	491,334

Net Investment Income (Loss)	720,807

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investments	(2,522,800)
Net realized gain (loss) on foreign currency transactions	(28,590)
Change in unrealized appreciation/(depreciation) on investments	5,700,082
Change in unrealized appreciation/(depreciation) on foreign currency translation	10,493
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	3,159,185

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,879,992

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	October 31, 2019
	Knowledge Leaders Developed World ETF
	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$720,807	$1,658,569
Net realized gain (loss) on investments and foreign currency transactions	(2,551,390)	6,352,854
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	5,710,575	(10,806,524)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,879,992	(2,795,101)

Distributions to Shareholders:	—	(1,333,793)

Capital Transactions:
Proceeds from shares issued	16,607,225	42,375,897
Cost of shares redeemed	(16,445,261)	(39,445,171)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	161,964	2,930,726

Total Increase (Decrease) in Net Assets	4,041,956	(1,198,168)

Net Assets:
Beginning of year	131,627,737	132,825,905
End of period	$135,669,693	$131,627,737

Share Transactions:
Issued	500,000	1,250,000
Redeemed	(500,000)	(1,250,000)
Net Increase (Decrease) in Share Transactions	—	—

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Expenses(5)	Net Investment Income(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(6)
Knowledge Leaders Developed World ETF
Six Months Ended October 31, 2019 (Unaudited)	$33.75	$0.18	$ 0.86	$ 1.04	$ —	$ —	$ —	$34.79	3.08%	2.99%	0.75%	1.11%	$135,670	19%

Year Ended April 30, 2019	$34.06	$0.39	$(0.41)	$(0.02)	$(0.29)	$ —	$(0.29)	$33.75	0.09%	(0.08)%	0.75%	1.19%	$131,628	18%

Year Ended April 30, 2018	$29.34	$0.31	$ 4.64	$ 4.95	$(0.23)	$ —	$(0.23)	$34.06	16.89%	16.73%	0.75%	0.94%	$132,826	10%

Year Ended April 30, 2017	$25.64	$0.28	$ 3.59	$ 3.87	$(0.17)	$ —	$(0.17)	$29.34	15.19%	16.81%	0.75%	1.05%	$73,354	47%

For the Period July 7, 2015(7) through April 30, 2016	$25.00	$0.29	$ 0.41	$ 0.70	$(0.06)	$ —	$(0.06)	$25.64	2.80%	1.72%	0.75%	1.44%	$15,382	18%

(1)  Per share numbers have been calculated using the average shares method.

(2)  Not annualized for periods less than one year.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)  Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(7)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2019 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the Knowledge Leaders Developed World ETF (the “Developed World ETF” or the “Fund”). The Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Knowledge Leaders Developed World Index (the “Index”). The Fund is classified as a “non-diversified” fund. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Index. This may result in a difference between the Fund’s performance and the performance of the Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of October 31, 2019 for the Fund based upon the three levels defined above:

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$135,090,665	$—	$—	$135,090,665
Short-Term Investments	134,193	—	—	134,193
Total	$135,224,858	$—	$—	$135,224,858

*    The Fund did not hold any Level 3 securities at period end.

(1)  For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2019, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Board. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. During the period ended October 31, 2019, the Fund incurred $2,851 of overdraft fees that are reported as interest expense on the Statement of Operations.

The Adviser has entered into a license agreement with Knowledge Leaders Capital, LLC (the “Index Provider”) pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

(b) Distribution Arrangement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of the Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2019 were as follows:

Fund	Purchases	Sales
Developed World ETF	$24,446,858	$24,113,399

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended October 31, 2019 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Developed World ETF	$16,466,573	$15,972,677	$3,648,814

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $3,500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $3,500, regardless of the number of Creation Units created in the transaction.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of October 31, 2019, a significant portion of the Fund’s assets was invested in securities of U.S. and Japanese issuers.

Investing in the United States Risk: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Investing in Japan Risk: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners.

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

Illiquid Investments Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance. However, the Fund intends to comply with the asset diversification requirements under the Code in order to qualify as a regulated investment company. See the “Federal Income Taxes” section of the SAI for additional detail.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or selling the security is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Sampling Risk: The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2019 (Unaudited)

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Consumer Discretionary Sector Risk: Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Consumer Staples Sector Risk: Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Health Care Sector Risk: The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk: Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Materials Sector Risk: Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk: Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Note 7 – Federal Income Taxes

The tax character of the distributions paid during the tax years ended April 30, 2019 and April 30, 2018, respectively, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Developed World ETF
April 30, 2019	$1,333,793	$—	$1,333,793
April 30, 2018	806,103	—	806,103

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2019 (Unaudited)

As of the tax year ended April 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Foreign Currency	Accumulated Earnings (Deficit)
Developed World ETF	$668,301	$—	$(1,694,543)	$5,604,373	$(10,057)	$4,568,074

At October 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed World ETF	$123,911,277	$16,311,094	$(4,997,513)	$11,313,581

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30, 2019, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Developed World ETF	$1,122,523	$572,020

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

Note 8 – Recently Issued Regulatory Pronouncements

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has elected to early adopt this accounting pronouncement.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2019 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – not the Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	5/1/19	10/31/19		5/1/19 – 10/31/19
Developed World ETF	$1,000.00	$1,030.80	0.75%	$3.85
Hypothetical (5% annual return before expenses*
Developed World ETF	1,000.00	1,021.37	0.75%	3.83

*   Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT	October 31, 2019 (Unaudited)

Board of Trustees Approval of the Investment Advisory Agreement

At a meeting held on May 23, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the following agreement (the “Agreement”):

•   An Advisory Agreement between the Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Knowledge Leaders Developed World ETF.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser, and at the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Adviser’s advisory fees and other aspects of the Agreement. Among other things, representatives from the Adviser provided overviews of their advisory business, including investment personnel and investment processes. The representatives also discussed the Fund’s proposed fees. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser.

In considering whether to approve the Agreement, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included the factors listed below.

In considering the nature, extent and quality of the services provided to the Fund, the Board reviewed ETC’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities include monitoring compliance with various Fund policies and procedures and with applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the supervision of the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place. The Board noted that it was provided with and reviewed ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded)	October 31, 2019 (Unaudited)

authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC.

The Board was provided with reports regarding the Fund’s past performance, including a report prepared by an independent third party comparing the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods ended March 31, 2019. The Board noted that the Fund’s index-based investment objective made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed the information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered ETC’s oversight of the extent to which the Fund was exhibiting tracking error while the Fund was sub-advised as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board noted that while the Fund had underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Fund that were not incurred by its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board noted that the Fund was sub-advised for a portion of the time period covered by the report before ETC assumed day-to-day portfolio management responsibilities. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

The Board reviewed the advisory fee paid to ETC for its services to the Fund under the Agreement. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by other peer funds. The Board took into account that due to the specialized nature of the Fund’s index and, thus, its strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board took into consideration that the Fund’s advisory fee is structured as a “unified fee,” meaning that the Fund pays no expenses, other than certain expenses customarily excluded from such arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also considered the costs and expenses incurred by ETC in providing services under the Agreement, evaluated the compensation and benefits received by ETC from its relationship with the Fund, and reviewed analysis of ETC’s profitability with respect to the Fund. In light of this information, the Board concluded that the advisory fees appeared reasonable in light of the services rendered.

The Board considered whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable under the Agreement, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	October 31, 2019 (Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is Knowledge Leaders Capital, LLC. The Index Provider is not affiliated with the Trust, the Adviser, Solactive AG (calculates and administers the Fund’s underlying index), the Fund’s administrator, custodian, transfer agent or Distributor, or any of their respective affiliates. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for Shares of the Fund and the Fund’s NAV can be found on the Fund’s website at www.knowledgeleadersfunds.com/kldw/.

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110900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts’ proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.knowledgeleadersfunds.com/kldw/ or the SEC website at www.sec.gov or by calling collect (844) 428-3525.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect (844) 428-3525 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.knowledgeleadersfunds.com/kldw/.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 19, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	December 19, 2019